Investment Securities (Available-for-sale and Held-to-maturity Securities, Unrealized Losses) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) security	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) security	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) security	Dec. 31, 2014 USD ($) security	Dec. 31, 2013 USD ($) security
Schedule of Available-for-sale Securities [Line Items]
Purchase of available-for-sale securities			$ 203,000,000	$ 783,000,000	$ 1,148,000,000	$ 1,278,000,000	$ 1,057,000,000
Proceeds from sale of available for sale securities including loans that have been securitized			10,876,000,000	6,603,000,000	9,098,000,000	9,191,000,000	3,412,000,000
Non-cash reclassification of investment securities AFS to HTM		$ 1,100,000,000	0	1,136,000,000	1,112,000,000	0	0
Premium on transfer of securities from available-for-sale to held-to-maturity		8,000,000			8,000,000
Unrecognized holding gain on held-to-maturity securities		5,000,000			5,000,000
Purchase of investment securities held-to-maturity	$ 0	10,000,000	15,000,000	10,000,000	217,000,000	0	0
Investment securities pledged as collateral (less than for the $1 million)	918,000,000		918,000,000		14,000,000	1,000,000	8,000,000
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds	3,000,000		4,000,000
Held-to-maturity Securities, Transferred Security, Unrealized Gain (Loss)		0
Available-for-sale Securities, Sold at Par	115,000,000	0	290,000,000	0
Proceeds from sale of held-to-maturity securities	0
US Government-sponsored Enterprises Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Purchase of available-for-sale securities	136,000,000	59,000,000	203,000,000	$ 783,000,000	1,100,000,000	1,200,000,000	1,100,000,000
Proceeds from sale of available for sale securities including loans that have been securitized					170,000,000	414,000,000	39,000,000
Gross realized gain (loss)					3,000,000	4,000,000	1,000,000
Non-cash reclassification of investment securities AFS to HTM		$ 462,000,000
Municipal obligations
Schedule of Available-for-sale Securities [Line Items]
Purchase of available-for-sale securities					14,000,000		20,000,000
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Fair Value	$ 0		$ 0
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Number of Securities | security	0		0
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Unrealized Loss	$ 0		$ 0
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Fair Value	$ 1,000,000		$ 1,000,000
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Number of Securities | security	1		1
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Unrealized Loss	$ 0		$ 0
Agency - Commercial
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Fair Value	$ 6,000,000		$ 6,000,000		$ 0	$ 53,000,000	$ 0
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Number of Securities | security	1		1		0	6	0
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Unrealized Loss	$ 0		$ 0		$ 0	$ 0	$ 0
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Fair Value	$ 0		$ 0		$ 482,000,000	$ 305,000,000	$ 326,000,000
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Number of Securities | security	0		0		27	21	19
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Unrealized Loss	$ 0		$ 0		$ (3,000,000)	$ (2,000,000)	$ (4,000,000)
Agency - Residential
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Fair Value	$ 0		$ 0		$ 8,000,000	$ 98,000,000	$ 0
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Number of Securities | security	0		0		2	10	0
Available-for-sale Securities, Unrealized Loss Position with Duration 12 Months and Over, Unrealized Loss	$ 0		$ 0		$ 0	$ (1,000,000)	$ 0
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Fair Value	$ 75,000,000		$ 75,000,000		$ 224,000,000	$ 37,000,000	$ 500,000,000
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Number of Securities | security	6		6		15	4	44
Available-for-sale Securities, Unrealized Loss Position with Duration Under 12 Months, Unrealized Loss	$ 0		$ 0		$ (2,000,000)	$ 0	$ (6,000,000)
Agency - Commercial
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity Securities, Unrealized Loss Position with Duration 12 Months and Over, Fair Value	$ 0		$ 0		$ 0
Held-to-maturity Securities, Unrealized Loss Position with Duration 12 Months and Over, Number of Securities | security	0		0		0
Held-to-maturity Securities, Unrealized Loss Position with Duration 12 Months and Over, Unrealized Loss	$ 0		$ 0		$ 0
Held-to-maturity Securities, Unrealized Loss Position with Duration Under 12 Months, Fair Value	$ 20,000,000		$ 20,000,000		$ 471,000,000
Held-to-maturity Securities, Unrealized Loss Position with Duration Under 12 Months, Number of Securities | security	2		2		27
Held-to-maturity Securities, Unrealized Loss Position with Duration Under 12 Months, Unrealized Loss	$ 0		$ 0		$ (2,000,000)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0		0		2,000,000
Agency - Residential
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity Securities, Unrealized Loss Position with Duration 12 Months and Over, Fair Value	$ 0		$ 0		$ 0
Held-to-maturity Securities, Unrealized Loss Position with Duration 12 Months and Over, Number of Securities | security	0		0		0
Held-to-maturity Securities, Unrealized Loss Position with Duration 12 Months and Over, Unrealized Loss	$ 0		$ 0		$ 0
Held-to-maturity Securities, Unrealized Loss Position with Duration Under 12 Months, Fair Value	$ 19,000,000		$ 19,000,000		$ 547,000,000
Held-to-maturity Securities, Unrealized Loss Position with Duration Under 12 Months, Number of Securities | security	2		2		50
Held-to-maturity Securities, Unrealized Loss Position with Duration Under 12 Months, Unrealized Loss	$ 0		$ 0		$ (4,000,000)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	$ 0		$ 0		$ 4,000,000